ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Schedule of accounts payable

	As at December 31, 2023	As at December 31, 2022
Accounts payable	$678	$741
Accruals	567	556
Payroll accruals	258	259
	$1,503	$1,556